Stephen C. Koval 212.836.8019 skoval@kayescholer.com

425 Park Avenue New York, New York 10022-3598 212.836.8000 Fax 212.836.6419 www.kayescholer.com

November 1, 2011

BY EDGAR AND BY HAND

Ms. Amanda Ravitz

Assistant Director

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street

Washington D.C., 20549

Re:	PhotoMedex, Inc.

Amendment No. 1 to Registration Statement on Form S-4

Amended October 5, 2011

File No. 333-176295

Form 10-K for the Fiscal Year ended December 31, 2010

Filed March 31, 2011

File No. 000-11635

Dear Ms. Ravitz:

This letter is submitted on behalf of our client, PhotoMedex, Inc. (the “Company”) in response to comments of the staff (the “Staff”) of the Division of Corporation Finance of the U.S. Securities and Exchange Commission (the “Commission”) contained in its letter dated October 24, 2011 (the “Comment Letter”) to Dennis McGrath, the Company’s Chief Executive Officer and President, with respect to the Company’s Amendment No. 1 to the joint proxy statement/prospectus on Form S-4 filed with the Commission on October 5, 2011 (File No. 333-176295) (“Amendment No. 1”) and the Company’s annual report on Form 10-K filed with the Commission on March 31, 2011 (File No. 000-11635) (the “Annual Report”).

The Company has filed today with the Commission Amendment No. 2 to the Amended Joint Proxy Statement/Prospectus on Form S-4 (“Amended Joint Proxy Statement/Prospectus”). The Amended Joint Proxy Statement/Prospectus includes revisions, where applicable, intended to address the Commission’s comments set forth below. The information in these responses was provided to us by the Company and Radiancy, Inc. (“Radiancy”).

CHICAGO — FRANKFURT — LONDON — LOS ANGELES — NEW YORK — PALO ALTO — SHANGHAI — WASHINGTON, DC — WEST PALM BEACH

November 1, 2011

Enclosed with a copy of this letter being sent by hand to you are four copies of the Amended Joint Proxy Statement/Prospectus, marked to show changes from Amendment No. 1 filed on October 5, 2011.

The text of each comment contained in the Comment Letter is set forth in italics below, immediately followed by the Company’s corresponding response.

General

1.	We note your response to our prior comment number 2. Please provide your analysis of how the solicitation of and entry into the Radiancy Voting Support and Lock Up Agreement complies with Section 5 of the Securities Act of 1933. Your response should address the identity and nature of each signatory and each person solicited in additional detail. For guidance, please refer to Compliance Disclosure Interpretations, Securities Act Sections, Question 239.13.

Response: Please note that in connection with the execution of the Amended and Restated Agreement and Plan of Merger (“Amended Merger Agreement”), the parties also amended and restated the voting support, lock-up and confidentiality agreements. Attached as Exhibits 9.1 and 9.2 to the Amended Joint Proxy Statement/Prospectus are the two amended and restated agreements. The only substantive change to these agreements was to have them relate to the Amended Merger Agreement, rather than the original merger agreement. We note that, with respect the Voting Support, Lock-Up and Confidentiality Agreement, dated as of October 31, 2011, between the Company and certain stockholders of Radiancy (the “Voting Agreement”), nine of the original ten stockholders have executed this agreement. It is contemplated that the signature from the tenth stockholder will be received shortly and prior to such time as the joint proxy statement/prospectus would become effective.

In response to your comment, pursuant to the guidance in Compliance and Disclosure Interpretation, Securities Act Sections, Interpretive Responses Regarding Particular Situations, No. 239.13 (“C&DI No. 239.13”), the Company may seek a commitment from management and particular security holders of Radiancy to vote in favor of the merger. According to C&DI No. 239.13, the Staff has not objected to the registration of offers and sales where lock-up agreements have been signed in the following circumstances: (i) the lock-up agreements involve only executive officers, directors, affiliates, founders and their family members, and holders of 5% or more of the voting equity securities of the company being acquired; (ii) the persons signing the lock-up agreements collectively own less than 100% of the voting equity of the target; and (iii) votes will be solicited from shareholders of the company being acquired who have not signed the agreements and would be ineligible to purchase in a private offering.

C&DI No. 239.13 further states that where the persons entering into the lock-up agreements also deliver written consents approving the business combination transaction, the Staff has objected to the subsequent registration of the exchange on Form S-4 for any of the shareholders.

With respect to (i) above, the Voting Agreement was entered into by only executive officers, directors, affiliates, founders, sponsors, early investors and their family members, and significant holders of the voting equity securities of Radiancy. The below chart lists the signatories to the Voting Agreement and the nature of each signatory, as of June 30, 2011, the date of the Voting Support, Lock-Up and Confidentiality Agreement.

Signatory	Nature of Signatory
Katsumi Oneda	holder of 14.82% of the voting equity securities of Radiancy and Director nominee for post-merger Company that was identified by Radiancy.

November 1, 2011

Lewis C. Pell	holder of 17.2% of the voting equity securities of Radiancy and Director of Radiancy.

Hiromi Shinya	holder of 2.1% of the voting equity securities of Radiancy. Mr. Shinya is a personal friend of Lewis C. Pell and Kastsumi Oneda, Director and large shareholder of Radiancy, respectively. Mr. Shinya was one of the earliest investors in Radiancy, investing in 1999 with Mr. Pell and Mr. Oneda, and has been a shareholder ever since.

Eastnet Investment Limited	holder of 11.25% of the voting equity securities of Radiancy, and is controlled by Shlomo Ben-Haim, below. In the aggregate, Shlomo Ben-Haim directly or indirectly controls 17.3% of the voting power of Radiancy.

Shlomo Ben-Haim	direct holder of 2.4% of the voting equity securities of Radiancy, and controls Eastnet Investment Limited and Antinori, Ltd. In the aggregate, Shlomo Ben-Haim directly or indirectly controls 17.3% of the voting power of Radiancy.

Antinori, Ltd.	holder of 3.9% of the voting equity securities of Radiancy, and is controlled by Shlomo Ben-Haim, above. In the aggregate, Shlomo Ben-Haim directly or indirectly controls 17.3% of the voting power of Radiancy.

Staraway, Inc.	holder of 6.3% of the voting equity securities of Radiancy.

Gohan Investment Ltd.	holder of 1.2% of the voting equity securities of Radiancy, and the entity is controlled by Dr. Yoav Ben-Dror, Radiancy’s Chairman of the Board.

Sumie Takahashi	holder of 2% of the voting equity securities of Radiancy, and is married to Tsuyoshi Takahshi. In the aggregate Mr. and Mrs. Takahashi holds 4% of the voting equity securities of Radiancy. Mr. and Mrs. Takahashi are personal friends of Lewis C. Pell and Kastsumi Oneda, Director and large shareholder of Radiancy, respectively. Mr. and Mrs. Takahashi are two of the earliest investors in Radiancy, investing in 1999 with Mr. Pell and Mr. Oneda, and have been shareholders ever since.

Tsuyoshi Takahashi	holder of 2% of the voting equity securities of Radiancy and is married to Sumie Takahshi. In the aggregate Mr. and Mrs. Takahashi holds 4% of the voting equity securities of Radiancy. Mr. and Mrs. Takahashi are personal friends of Lewis C. Pell and Kastsumi Oneda, Director and large shareholder of Radiancy, respectively. Mr. and Mrs. Takahashi are two of the earliest investors in Radiancy, investing in 1999 with Mr. Pell and Mr. Oneda, and have been shareholders ever since.

November 1, 2011

With respect to (ii) above, less than 100% of the holders of voting equity of Radiancy have entered into the Voting Agreement.

With respect to (iii) above, votes will be solicited pursuant to the Amended Joint Proxy Statement/Prospectus from shareholders of Radiancy who did not sign the Voting Agreement and who would be ineligible to purchase in a private offering pursuant to exemptions from registration. In this regard, there are 43 shareholders of record who did not execute the Voting Agreement and whose votes will be solicited pursuant to the Amended Joint Proxy Statement/Prospectus. Radiancy believes that a significant number of these shareholders are likely not accredited investors.

With respect to the consideration addressed in C&DI No. 239.13 regarding whether persons entering into a lock-up agreement also delivered written consents approving the business combination transaction, no written consents have been delivered by Radiancy shareholders, and written consents will not be solicited.

Prospectus Cover Page

2.	It does not appear that you have limited the cover to one page. We therefore reissue the first sentence of prior comment 3.

Response: In response to the Staff’s comment, the Company has revised the cover page to the Amended Joint Proxy Statement/Prospectus.

Summary, page 9

3.	Please revise the summary to highlight the material terms of the Repurchase Rights Agreement and Perseus’ status as a related party.

Response: In response to the Staff’s comment, the Company has revised the joint proxy statement/prospectus. Please see page 18 of the Amended Joint Proxy Statement/Prospectus.

Opinion of Photomedex’s financial advisor, page 11

4.	We note your response to our prior comment number 6; however, we continue to believe that you may not limit reliance by Radiancy shareholders. Please revise here and in the penultimate paragraph on page B 4 or advise.

Response: We understand the position of the Staff with respect to disclaimers by a financial advisor regarding shareholder reliance on a fairness opinion. PhotoMedex has revised the disclosure to be consistent with Part II.D.1 of the Current Issues and Rulemaking Project Outline (Nov. 14, 2000) so that it does not limit reliance on the opinion generally, but rather only explains the fact that the opinion is not and should not be relied upon as a recommendation to stockholders as to how they should vote. This revision is found on page 12 of the Amended Joint Proxy Statement/Prospectus. An amendment to the penultimate paragraph on page B4 of the

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fairness opinion dated July 4, 2011 is attached as Annex B-2 to the Amended Joint Proxy Statement/Prospectus.

Israeli Income Tax Consequences of the Merger, page 13

5.	We note your statement that certain assumptions made are based upon Radiancy’s representations in the merger agreement. Because the questions of (1) whether Radiancy is controlled or managed from Israel and (2) whether most of Radiancy’s assets are located outside of Israel appear to be legal conclusions, please identify counsel and file a consent, rather than relying on Radiancy’s representations.

Response: In response to the Staff’s comment, the Company has revised the joint proxy statement/prospectus and removed the referenced assumptions. Please see pages 14 and 104 of the Amended Joint Proxy Statement/Prospectus.

Background of the Merger. . . , page 58

6.	We note your response to our prior comment number 13. Please revise your disclosure further to discuss whether you explored any particular deal terms with the other 2 possible business combination candidates and to indicate when you stopped pursuing these 2 alternatives.

Response: In response to the Staff’s comment, the Company has revised the joint proxy statement/prospectus. Please see pages 61-62 of the Amended Joint Proxy Statement/Prospectus.

7.	We reissue prior comment 14 because your revised disclosure on page 60 does not identify which payments would be made in the event of a change in control and which ones would not and the number of restricted shares that were awarded to individuals.

Response: In response to the Staff’s comment, the Company has revised the joint proxy statement/prospectus. Please see page 66 of the Amended Joint Proxy Statement/Prospectus.

Public Comparables Analysis, page 70

8.	We note your response to prior comment 24. Please revise to briefly disclose on pages 71 and 72 why the EBITDA measures were not meaningful.

Response: In response to the Staff’s comment, the Company has revised the joint proxy statement/prospectus. Please see page 74 of the Amended Joint Proxy Statement/Prospectus.

Conclusion, page 76

9.

We note your response to prior comment 25 and the information contained on pages 59-64 of Fairmount’s July 4, 2011 presentation. Please substantially revise the conclusion section to explain how the results of the stand-alone and combined company analyses

November 1, 2011

jointly support the fairness determination. In this regard, please address the average per share price of PhotoMedex’s stock over a recent period prior to the fairness opinion.

Response: In response to the Staff’s comment, the Company has revised the joint proxy statement/prospectus. Please see pages 79-80 of the Amended Joint Proxy Statement/Prospectus.

Golden Parachute Compensation, page 83

10.	Please tell us whether the table includes the restricted stock and option grants disclosed in the sixth bullet point on page 81 as well as the warrants referenced on page 101. Please also revise your disclosure on pages 79-80 concerning the interests of Radiancy Directors and Executive Officers to include the table and other information required by Rule 14a-21(c) and Item 402(t) to Regulation S-K or advise.

Response: In response to the Staff’s comment, the Company has revised the joint proxy statement/prospectus. Please see pages 84 and 89 of the Amended Joint Proxy Statement/Prospectus.

United States Federal Income Tax Consequences of the Merger, page 92

11.	The third paragraphs of Exhibits 8.1 and 8.2 suggest that the disclosure in the registration statement is the opinion of respective counsel. Accordingly, please revise the first paragraphs on pages 92 and 97 to clearly identify and plainly state what disclosure is the opinion of respective counsel. Counsel must opine on the tax consequences of the offering, not the manner in which they are described in the prospectus. See Section III.C.2 of Staff Legal Bulletin No. 19 (Oct. 14, 2011). Accordingly, please have counsel revise pages 92 and 97 as well as Exhibits 8.1 and 8.2.

Response: In response to the Staff’s comment, the Company has revised the joint proxy statement/prospectus as well as Exhibits 8.1 and 8.2. Please see pages 97 and 102 of the Amended Joint Proxy Statement/Prospectus and Exhibits 8.1 and 8.2 which have been filed therewith.

Israeli Income Tax Consequences. . . , page 97

12.	A description of the law does not satisfy the requirement to provide an opinion on the material tax consequences of the transaction. Accordingly, please have counsel revise the penultimate paragraph on page 99 to opine as to whether PhotoMedex will be subject to Israeli taxation upon the sale of PhotoMedex stock or upon the receipt of dividends. Please refer to See Section III.C.2 of Staff Legal Bulletin No. 19 (Oct. 14, 2011).

Response: In response to the Staff’s comment, the Company has revised the joint proxy statement/prospectus. Please see page 104 of the Amended Joint Proxy Statement/Prospectus.

November 1, 2011

Information about the Companies, page 112

PhotoMedex, page 112

13.	Throughout this section you include industry data that is unaccompanied by source attribution. For example, we note the industry statistics provided in the first full paragraph on page 114, the sixth paragraph on page 115, the fourth full paragraph on page 116 and the first full paragraph on page 117. Please revise to disclose whether this data represent managements’ estimates or identify the source of the data.

Response: In response to the Staff’s comment, the Company has revised the joint proxy statement/prospectus. Please see pages 120-122 of the Amended Joint Proxy Statement/Prospectus.

Litigation, page 127

14.	Your reference to “certain other” legal actions implies that you have provided disclosure concerning one or more material pending legal proceedings. Please revise accordingly.

Response: In response to the Staff’s comment, the Company has revised the joint proxy statement/prospectus. Please see page 132 of the Amended Joint Proxy Statement/Prospectus.

Information about the Nominees, page 205

15.	We note your revised disclosures in response to prior comment 37. Please revise to disclose Mr. Connelly’s principal occupations and employment during the past five years, including the name and principal business of the corporation or other organization. To the extent that Mr. Connelly was not employed during this period, please disclose. With respect to Mr. Sight, please clearly identify his present board memberships. From your existing disclosure, it is not clear that he presently serves on multiple boards.

Response: In response to the Staff’s comment, the Company has revised the joint proxy statement/prospectus. Please see pages 211-212 of the Amended Joint Proxy Statement/Prospectus.

Security Ownership, page 226

16.	We note your revised disclosures in response to prior comment 38; however, you have not identified a natural person or persons in footnote 13. Accordingly, we reissue the comment.

Response: In response to the Staff’s comment, the Company has revised the joint proxy statement/prospectus. Please see pages 233-234 of the Amended Joint Proxy Statement/Prospectus.

November 1, 2011

Unaudited Pro Forma Condensed Consolidated Financial Statements, page 275

17.	Please label the applicable Radiancy historical balance sheet and statement of operations as “restated” and include a footnote reference to briefly explain the restatement or refer to where the restatement is explained.

Response: In response to the Staff’s comment, the Company has revised the joint proxy statement/prospectus. Please see pages 282-284 of the Amended Joint Proxy Statement/Prospectus.

Unaudited Pro Forma Condensed Consolidated Statements of Operations, page 277

18.	It appears that your “dilutive” loss per share for the six months ended June 30, 2011 is an error since this amount is not dilutive. Please revise.

Response: In response to the Staff’s comment, the Company has revised the joint proxy statement/prospectus. Please see page 283 of the Amended Joint Proxy Statement/Prospectus.

Notes to the Unaudited Pro Forma Condensed Consolidated Financial Statements, page 279

19.	Further to your response to comment 44, please disclose the nature of any material contingency, an indication of when you expect the allocation to be finalized, any additional information you have arranged to obtain, and any other available information which will enable a reader to understand the magnitude of any potential adjustment due to the contingency.

Response: In response to the Staff’s comment, the Company has revised the joint proxy statement/prospectus. Please see pages 281 and 285 of the Amended Joint Proxy Statement/Prospectus.

20.	Refer to footnote 3 on page 281. We note the pro forma adjustment for restricted stock expense and the settlement liability. You should not include pro forma adjustments in the statements of operations for material non-recurring charges or credits and the related tax effects which will be included in your statements of operations in the twelve months following the transaction. Instead you should clearly disclose the nature and amount of these items and that such items were not included in the pro forma adjustments. Please revise as appropriate.

Response: In response to the Staff’s comment, the Company has revised the pro forma adjustments in the statement of operations to exclude the non-recurring charges related to the restricted stock expense and settlement liability as these items will be included in the statements of operations in the twelve months following the transaction. The Company has also included disclosure regarding the nature and the amounts of these items and that such items were not included in the pro forma adjustments. Please see page 281 of the Amended Joint Proxy Statement/Prospectus.

November 1, 2011

21.	Further to your response to comment 45, please tell us whether the tax effects of the other pro forma adjustments were considered in the pro forma tax expense adjustment. If not, please revise this adjustment as appropriate and disclose in the footnote how your pro forma tax expense adjustment was computed.

Response: The Company has considered, and took into effect, the pro forma adjustments in calculating the pro forma tax expense.

PhotoMedex Consolidated Financial Statements

22.	Please tell us the gross components of lasers placed into service, net within your net cash provided by operating activities. Discuss why the amounts are reflected net and how you considered the proper classification of the gross cash flows.

Response: The gross components of the lasers placed into service are as follows:

	Additions	Removals	Net
Six months ended June 30, 2011	$—	$(261,931)	$(261,931)
Six months ended June 30, 2010	$1,086,207	$(159,458)	$926,749

Year ended December 31, 2010	$1,194,995	$(772,800)	$422,195
Year ended December 31, 2009	$3,391,637	$(1,450,827)	$1,940,810
Year ended December 31, 2008	$6,438,362	$(1,349,225)	$5,089,137

“Lasers in service” is a caption within our property, plant and equipment accounts that represents laser units that we own and place in a physician’s office for the use of treatment of skin disorders. The Company earns revenue each time the laser is used for a patient treatment. We depreciate this equipment over the period of its useful life and charge depreciation to cost of revenues.

The line item in the cash flow statement entitled “Lasers in Service, net” represents the net of cash expended to construct laser units and the removal of certain

November 1, 2011

lasers which are subsequently sold to another customer after being in the field for a substantial period of time.

The costs of constructing these laser units are accumulated through our inventory tracking system. The unit cost for each laser is tracked and reflects manufacturing activity at the plant. The unit cost is recorded as property, plant and equipment when the unit is completed and deployed into service (e.g. placed in a physician’s office). The cash flow from this activity represents an investing activity, similar to the purchase of equipment for cash from a third-party and only different in that the asset is self-constructed.

At times, the Company will remove a laser unit from a physician’s office and, in an independent transaction, subsequently sell the used unit to another customer either domestically or internationally. Prior to being sold, the laser unit is refurbished and maintains its classification as property, plant and equipment. When such laser unit is sold, the depreciated cost of the equipment is charged to cost of sales in recording the sale. The Company records the transaction in this manner due to the fact that the laser being sold is similar in nature to others included in inventory that the Company sells in the ordinary course of business. The cash flow from this activity represents an investing activity as a sale of property, plant and equipment.

The Company has reported the investment in lasers placed in service on a net basis as it is reflective of how this revenue channel is managed. The Company and its investors monitor the amount of net investment used to support the revenue the Company earns each time the lasers are used for patient treatments. The removals provide funds that directly offset the amount of investment the Company must provide in order to build new lasers for use in this revenue channel.

Report of Independent Registered Public Accounting Firm, pages F-29 and F-30

23.	We note several typographical errors in the report on page F-29. For example, we note that (i) in the first sentence of the first paragraph the period covered by the audit is missing, (ii) in the last sentence of the second paragraph it appears that the word should be “provides” and not “provide”, and (iii) in the last paragraph the word “in” is missing from the phrase “then ended conformity with”. Please request your auditors to correct their opinion.

Response: In response to the Staff’s comment, the auditors’ opinion has been revised in the joint proxy statement/prospectus. Please see page F-29 of the Amended Joint Proxy Statement/Prospectus.

24.	On page F-30, we note that your auditor references a December 31, 2009 opinion on the company’s internal control over financial reporting and management’s assessment of the company’s internal control over financial reporting. Since management’s assessment of internal control over financial reporting is not included in the Form S-4, please request your auditors to revise their opinion to omit references to both their assessment and management’s assessment of internal control over financial reporting.

November 1, 2011

Response: In response to the Staff’s comment, the auditors’ opinion has been revised in the joint proxy statement/prospectus. Please see page F-30 of the Amended Joint Proxy Statement/Prospectus.

Note 11. Convertible Debt, page F-52

25.	Further to your response to prior comment 64, please tell us in more detail how you concluded that the convertible debt is not readily convertible to cash as the underlying common shares are an unusually large block of stock and thus the market would be unable to absorb the quantity without impacting the overall price of the stock.

Response: The Company concluded that the convertible debt is not readily convertible to cash as the underlying common shares are an unusually large block of stock and thus the market would be unable to absorb the quantity without impacting the overall price of the stock. The Company considered the following in making this determination.

At the closing of the convertible debt financing on February 27, 2009, and in exchange for the payment by Perseus Partners VII, L.P. (the “Investor”) to the Company of the $18 million purchase price, the Company issued the Investor a convertible note in the principal amount of $18 million. The conversion price of the convertible note was $30.96. The number of common shares into which the note was convertible into was approximately 581,395 ($18,000,000/$30.96). This represented approximately 38.7% of the outstanding common shares of the Company on the date of the transaction (581,395/1,500,862). Note that these share amounts have been adjusted to reflect the 1-for-6 reverse stock split that became effective on February 3, 2010.

In addition, note that the average daily volume of shares traded for the period January 1, 2008 through February 27, 2009, was approximately 2,300. This has also been adjusted to reflect the 1-for-6 reverse stock split that became effective on February 3, 2010.

Further, the Company considered the historical daily trading volume of its common stock along with the size of the block of underlying shares relative to the Company’s outstanding common shares on the date of the transaction. Based on these factors, the convertible debt was not deemed to be readily convertible into cash because the underlying common shares of approximately 581,395, or approximately 38.7% of the outstanding common shares of the Company on the date of the transaction, represent an unusually large block of stock and thus the market would be unable to absorb the quantity without impacting the overall price of the stock.

26.	Further to your response to comment 65, please explain why you believe the modification did not affect the terms of the embedded conversion option of the smaller note. Please further explain how you considered the guidance of ASC 470-50-40-10(a) and 470-50-40-12(g).

Response: Although the terms of the smaller note were modified, the Company evaluated the change in the terms of the convertible debt on a combined basis. Even

November 1, 2011

though the debt after the modification is disclosed as two notes, in substance the debt remains with the same creditor, the maturity date of the debt remains February 27, 2014, one note cannot be repaid in advance of the other, and no additional funding was provided by the creditor. The increase of the total debt balance from the origination date of $18,000,000 to the date of this modification of $19,546,676 resulted from accrued interest. In accordance with ASC 470-50-40-10(a) and 470-50-40-12(g) the Company compared the fair value of the combined embedded conversion options immediately before and after the modification and noted that the change in fair value of the embedded conversion option was less than 10 percent of the carrying amount of the original debt instrument immediately before the modification. As a result, this modification was not deemed to be substantial and the transaction was accounted for as a debt modification and not an extinguishment.

Radiancy, Inc. Consolidated Financial Statements

Note 2. Summary of Significant Accounting Policies, page F-72

27.	You disclose that certain comparative figures were reclassified. Please disclose, consistent with ASC 205-10-50-1, an explanation of the changes made. Similarly revise your annual financial statement disclosure on page F-90.

Response: No reclassification of comparative figures was made during the interim period ended June 30, 2011. Radiancy has revised its disclosure in Note 2 to the condensed consolidated financial statements as of June 30, 2011. Reclassification of comparative figures in the annual financial statements as of December 31, 2010 (other than those that were considered as restatements as described in note 12B (5)) included the reclassification of certain immaterial balance sheets accounts which did not affect the comparability of financial statements per ASC 205-10-50-1 nor the company’s equity, net assets or cash flows as described in Note 2AA.

Note 6. Subsequent Events After Balance Sheet Date, page F-76

28.	Further to your response to prior comment 50 with respect to your obligation to pay the founders $1 million, please tell us when you will record the liability and why.

Response: The obligation to the founders is subject to a specific future triggering event that was solely within the control of the Company –The merger agreement with PhotoMedex, as the merger was approved by the Board and signed in July 2011 subsequent to the balance sheet date of June 30, 2011. As such, the obligation will be recorded as a liability in the third quarter of 2011.

Note 7. Other Current Liabilities, page F-93

29.	Please tell us why you present the change in your sales return account on a net basis and not a gross basis within the rollforward.

November 1, 2011

Response: In response to the Staff’s comment, Radiancy has revised the disclosure in Note 7 and presented the sales return account on a gross basis within the rollforward.

Note 9. Stockholders’ Equity

Convertible Preferred Stock, page F-95

30.	Further to your response to prior comment 49, we note that the company previously classified its convertible preferred stock as a separate item outside stockholders’ equity and that the company has now restated the financial statements to classify the convertible preferred stock within stockholders’ equity. Please summarize the liquidation preference terms of the convertible preferred stock, including a discussion of the events that would cause a deemed liquidation. Please also address how the company evaluated ASC 480-10-S99, including S-99-3A3(f). Also refer to Examples 3 and 4 in ASC 480-10-S99-3A8 – 3A9, as applicable.

Response: The following is a summary of the liquidation rights of the series A convertible preferred stock (as specified in the certificate of designation, preferences and other rights of the series A convertible preferred stock):

•

Liquidation Preference - Upon the dissolution, liquidation or winding up of the corporation, whether voluntary or involuntary, the holders of series A convertible preferred stock shall be entitled to receive, out of the assets of Radiancy available for distribution to its shareholders, before any distribution or payment to the common stock or any other class of stock, an amount per share in cash equal to the stated value (US$ 5 per A preferred share). Such amount was defined as “Series A Liquidation Preference Amount”.

•

Participation in Common Stock Liquidation Rights - After the payment of the Series A Liquidation Preference Amount described above, the holders of series A convertible preferred stock shall be entitled to participate in distributions of remaining assets to the extent that the amount of distribution of the Series A Liquidation Preference Amount is less than the amount that such holders would have been paid had such shares been converted into shares of common stock immediately prior to such distribution.

•

Transactions Deemed Liquidation - solely for the liquidation rights preferences of the series A convertible preferred stock, a merger or consolidation of Radiancy into or with any other corporation, or a merger or consolidation of any other corporation into or with Radiancy, in each case in which merger or consolidation the stockholders of Radiancy receive cash or other securities in exchange for their stock, and a voluntary sale, transfer, lease, or other disposition of all or substantially all of the assets of Radiancy shall deemed to be a liquidation, dissolution or winding up of Radiancy for the purposes of the liquidation rights of the series A convertible preferred stock.

Radiancy evaluated the provisions of ASC Topic 480-10-S99, (including S99-3A3(f), examples 3 and 4 in S99-3A8-3A9, and also examples 5 and 6 in S99-3A10-3A11) and concluded that all “deemed liquidation events” as described above are solely within the control of Radiancy since there is no triggering event (i.e. any merger or consolidation with or into any other corporation or a voluntary sale, transfer, lease, or

November 1, 2011

other disposition of all or substantially all of the assets of Radiancy) that can be forced without prior approval of its board of directors. It should be also emphasized in particular that the series A convertible preferred stockholders cannot control the vote of the board of directors through direct representation or through other rights. In accordance with the provisions of ASC Topic 480-10-S99 (example 6 in S99-3A11) Radiancy concluded that permanent equity classification is appropriate.

Stock Option Plans, page F-96

31.	We note from your response to comment 52 that you intended to refer to the company’s reliance on the work of the independent appraiser with respect to the valuation of your common stock underlying your valuations of stock options in 2009 and 2008. We also note from your response that you intend to include the consent of the independent appraiser pursuant to the consent requirement in Securities Act Section 7(a). Please provide this consent in your next amendment.

Response: The consent letter of the independent appraiser, Variance Economic Consulting Ltd., with respect to the valuation was attached to Amendment No. 1 as Exhibit 23.6 and is included in the Amended Joint Proxy Statement/Prospectus.

Note 12. Restatements, page F-105

32.	Please tell us the facts and circumstances you considered to determine that your restatement for uncertain tax positions is a correction of an error and not a change in accounting estimate. Refer to ASC 250-10.

Response: In connection with uncertain tax positions based on ASC 250-10, Radiancy has accounted for this matter as a correction of an error and not as a change in estimate as this liability is related to tax effect of intercompany transactions that resulted in an intercompany balance between Radiancy and its foreign subsidiary. The respective facts and circumstances surrounding this matter existed at the time of the issuance of the financial statements for those periods, but it was determined that measurement of such uncertain tax liability was not properly calculated and resulted in an error. Based on the aforementioned, Radiancy corrected the liability amount of unrecognized tax benefits in connection with uncertainty tax positions, as of the date of the adoption of the amendment to ASC Topic 740-10 and as of December 31, 2009 and 2010.

33.	With respect to your adjustment for unrecognized tax benefits, please tell us the nature of the underlying errors in 2009 and 2010. In this regard, explain why the current accounting treatment is appropriate.

Response: As of December 31, 2009 and 2010, Radiancy originally recorded an overly conservative valuation allowance of the deferred tax assets albeit at the dates of the issuance of those financial statements, February 2010 and June 2011, respectively, the company had available evidence such as forecasts and future budgets for the years 2010 and 2011 which supported existence of taxable income to enable utilization of the entire balance of the deferred tax assets as of December 31, 2009 and 2010. Based on those forecasts and future budgets, which were not adjusted, together with the historical actual results of the fiscal years 2009 and 2008 and also based on clear and identified revenues and profits growth trends (all which were available as of the dates of issuance of those financial statements), the original valuation allowance was incorrect. As a result of the error, the Company determined it was necessary to correct the valuation allowance for those respective periods with a restatement of the financial statements.

November 1, 2011

Based on the aforementioned, Radiancy reversed the valuation allowances of $3,920,000 and $941,000 for the years ended December 31, 2009 and 2010, respectively, as described in Note 12 (2).

34.	Please tell us why the allowance for doubtful accounts balance as of December 31, 2010 was erroneously overstated in the amount of $1,183,000, including as a reduction of revenues. Please also explain why the accounts receivable balance as of December 31, 2010 was overstated in the amount of $382,000.

Response: The allowance for doubtful debts as of December 31, 2010 was overstated in the amount of US$ 1,183,000. Radiancy had recorded an unspecified general reserve in that amount based on the historical information for those receivables and not with respect to specific amounts that Radiancy had determined to be doubtful of collection in accordance with its policy. Such unspecified reserve is not allowed according to GAAP. In addition, there was an error in recording this amount as a reduction of revenues in lieu of expenses under the caption general and administrative expense. The financial statements have been restated to remove such general reserve and to correct the revenues account.

In addition, the accounts receivable balance (and the deferred revenues balance) as of December 31, 2010 was overstated in the amount of US$ 382,000 due to improper accounting of certain identified transactions where the Company has not yet completed the earning process and the contractual right to receive cash from the counterparty has not been achieved according to the terms of the transactions. As a result of the aforementioned, the transactions should not have resulted in the recognition of a receivable and deferred revenue in accordance with US GAAP. The correction of this error resulted in an offsetting of those two accounts in the amount of US$ 382,000.

35.	Please explain whether the inventory was in transit to the company or to a customer and why this resulted in an error. Please also tell us why you credited cost of sales to correct for this transaction.

Response: The inventory was in transit from the subsidiary to the parent company. The subsidiary excluded that inventory from its inventory ending balance while the parent company did not include it as part of its inventory balance at the end of the year due to an error that occurred in the year-end consolidation process. In order to correct this error, the parent company increased its inventory balance and decreased the cost of sales. The description of this restatement note was revised to clarify this error and restatement further.

36.	Please reconcile the adjustments included in your explanations with the actual amount of changes in each balance sheet and income statement account shown on page F-106.

Response: In response to the Staff’s comment, Radiancy has revised the disclosure included in Note 12 to the financial statements as of December 31, 2010 to disclose reconciliation adjustments included in its explanations with the actual amount of changes in each balance sheet and income statement account shown.

37.	In response to prior comment 56 you responded that you reclassified amounts previously presented as part of deferred revenues. Please explain to us in more detail how you account for and classify your sales that are subject to a right of return.

November 1, 2011

Response: As described in Note 2M, Radiancy recognizes revenue from sales that are subject to a right of return, only if all the following criteria are met: the price is fixed or determinable at the date of sale; the buyer has paid, or is obligated to pay and the obligation is not contingent on resale of the product; the buyer’s obligation would not be changed in the event of theft or physical destruction or damage of the product; the buyer has economic substance; Radiancy does not have significant obligations for future performance to directly bring about resale of the product by the buyer; and the amount of future returns can be reasonably estimated. The estimated amounts of the future returns are based on a detailed analysis of historical returns statistics of the same customer and, if not available, on an analysis of historical returns statistics of similar customers in similar sales channels. It should be noted that different customers are entitled to different rights of return periods, based on specific commercial terms with those customers. However, during the year ended December 31, 2010 and the six month period ended June 30, 2011, most of the customers entitled to right of return (above 90%) were entitled to a limited right of return period (60 days only), and therefore at each balance sheet (either annual or interim period), with respect to such customers, the balance of the provisions for sale returns calculation was limited to sale transactions that occurred in the preceding 60 days period only. In addition it should be noted that there are customers that are not entitled to any right of return.

Exhibit 5.1

38.	Please remove the text starting with “due execution and delivery” from assumption A, or revise to except the registrant from the assumption.

Response: In response to the Staff’s comment, the Company has revised Exhibit 5.1 to the Amended Joint Proxy Statement/Prospectus.

39.	Please remove the final sentence from assumption C, or revise to except the registrant from the assumption.

Response: In response to the Staff’s comment, the Company has revised Exhibit 5.1 to the Amended Joint Proxy Statement/Prospectus.

In connection with our response on behalf of the Company to the Staff’s comments, the Company has provided in Exhibit A, in writing, a statement by the Company acknowledging that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the Company may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Thank you for your assistance regarding this matter. Please contact me at (212) 836-8019 with any further comments or questions you may have.

Sincerely,

November 1, 2011

/s/ Stephen C. Koval
Stephen C. Koval

cc:	Gary Newberry

Kaitlin Tillan

Joseph McCann

EXHIBIT A

PhotoMedex, Inc.

147 Keystone Drive

Montgomeryville, PA 18936

November 1, 2011

BY EDGAR AND BY HAND

Division of Corporation Finance

U.S. Securities & Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	PhotoMedex Inc.

Amendment No 1 to Registration Statement on Form S-4

Amended October 5, 2011

File No. 333-176295

Form 10-K for the Fiscal Year ended December 31, 2010

Filed March 31, 2011

File No. 000-11635

Dear Mrs. Ravitz:

In connection with Kaye Scholer LLP’s comment response letter, dated November 1, 2011 (the “Response Letter”), filed on behalf of PhotoMedex, Inc. (the “Company”) with the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) as correspondence on Edgar on November 1, 2011, in response to the Staff’s letter to the Company dated October 24, 2011, the Company is hereby acknowledging that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the Company may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Thank you for your assistance regarding this matter.

Very truly yours,

PhotoMedex, Inc.

By:/s/ Dennis McGrath
Dennis McGrath, Chief Executive Officer and President

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